UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2004

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):            [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fairfield Greenwich Limited
Address:  919 Third Avenue
          New York, NY 10022

Form 13F File Number: 28-10762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark McKeefry
Title:   General Counsel
Phone:   (212) 319-6060

Signature, Place, and Date of Signing:

     /s/ Mark McKeefry                Laguna, CA                 August 12, 2004
------------------------------     -----------------------     -----------------
         [Signature]                 [City, State]                  [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                   0

Form 13F Information Table Entry Total:                             14*

Form 13F Information Table Value Total:                           $63,653*
                                                                (thousands)


* Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

None


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                                              FORM 13F INFORMATION TABLE


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          COLUMN I             COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
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       NAME OF ISSUER       TITLE OF CLASS     CUSIP     VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
                                                       (x$1000)   PRM AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

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
AKAMAI TECHNOLOGIES INC     COM              00971T101   8,014    7,935,000                 SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
ATMEL CORP                  SDCV 5/2         049513AE4   7,343   16,690,000                 SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
ATMEL CORP.                 COM              049513104     325       55,000                 SOLE                 X
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CIRRUS LOGIC                COM              172755100     601      100,000                 SOLE                 X
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CYPRESS SEMICONDUCTOR CORP  Note 1.250% 6/1  232806AH2   2,353    2,020,000                 SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
EMCORE CORP.                Note 5.000% 5/1  290846AB0   5,587    5,790,000                 SOLE                 X
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MANUGISTICS GROUP INC       Note 5.000% 11/0 565011AB9  21,787   23,811,000                 SOLE                 X
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MANUGISTICS GROUP INC       COM              565011103      33       10,000                 SOLE                 X
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NETWORK EQUIP TECH          SDCV 7.250% 5/1  641208AA1   2,363    2,686,000                 SOLE                 X
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PMC-SIERRA INC              Note 3.750% 8/1  69344FAB2   3,987    4,008,000                 SOLE                 X
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PEMSTAR INC                 COM              706552106     139       60,000                 SOLE                 X
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TAKE TWO INTERACTIVE
SOFTWARE INC                COM              874054109   5,362      175,000                 SOLE                 X
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TERAYON COMMUNICATION SYS
INC                         Note 5.000% 8/0  880775AC5   5,671    6,034,000                 SOLE                 X
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TRANSWITCH CORP             COM              894065101      88       50,000                 SOLE                 X
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